Cash and short-term deposits	12 Months Ended
Dec. 31, 2023
Cash and short-term deposits
Cash and short-term deposits

18 Cash and short-term deposits

As of December 31, 2023, cash and cash equivalents amounted to EUR 19,099k (2022: EUR 35,951k) from which the Group has pledged its short-term deposits with carrying amount of EUR 425k (2022: EUR 443k) and EUR nil (2022: EUR 2,500k) respectively, to fulfil collateral requirements in respect of existing deposit for leasing contract and overdraft facility up to EUR 500k. In addition, the Group has pledged its short-term deposits of EUR 500k (2022: EUR 1,000k) related to one other overdraft facility.